Pension Plans and Retiree Benefits - Schedule of Benefit Obligation in Excess of Plan Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit
Defined Benefit Plan Disclosure
Projected benefit obligation	$ 1,824	$ 1,757
Plan assets	1,670	1,515
Accumulated benefit obligation	427	1,648
Plan assets	329	1,515
Post-Retirement Benefits
Defined Benefit Plan Disclosure
Projected benefit obligation	14	13
Plan assets	3	3
Accumulated benefit obligation	14	13
Plan assets	$ 3	$ 3